Income tax (Details 3) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred income tax assets	$ 16,955	$ 15,231
Deferred income tax liabilities	(65,497)	(71,651)
Total deferred income tax (liabilities) assets, net	(48,542)	(56,420)
Recovered After More Than 12 Months [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred income tax assets	15,748	12,806
Deferred income tax liabilities	(62,318)	(51,537)
Less Than 1 Year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred income tax assets	1,207
Deferred income tax liabilities	$ (3,179)
Less Than 1 Year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred income tax assets		2,425
Deferred income tax liabilities		$ (20,114)